Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Summary of Significant Accounting Policies [Abstract]
Summary of Significant Accounting Policies
2.	Summary of Significant Accounting Policies

Basis of Presentation

The following are the significant accounting and reporting policies applied by Hudson City Bancorp and its wholly-owned subsidiary, Hudson City Savings, in the preparation of the accompanying consolidated financial statements. The consolidated financial statements have been prepared in conformity with GAAP. All significant intercompany transactions and balances have been eliminated in consolidation. As used in these consolidated financial statements, “Hudson City” refers to Hudson City Bancorp, Inc. or Hudson City Bancorp, Inc. and its consolidated subsidiary, depending on the context. In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the statements of financial condition and revenues and expenses for the period. Actual results could differ from these estimates. The ALL is a material estimate that is particularly susceptible to near-term change. The current economic environment has increased the degree of uncertainty inherent in this material estimate. In addition, bank regulators, as an integral part of their supervisory function, periodically review our allowance for loan losses. These regulatory agencies have the ability to require us, as they can require all banks, to increase our provision for loan losses or to recognize further charge-offs based upon their judgments, which may be different from ours. Any increase in the allowance required by these regulatory agencies could adversely affect our financial condition and results of operations.

Cash and Cash Equivalents

For purposes of reporting cash flows, cash and cash equivalents includes cash on hand, amounts due from banks and federal funds sold. Generally, federal funds are sold for one-day periods. Cash reserves are required to be maintained on deposit with the Federal Reserve Bank of New York based on deposits. The amount of the required reserves for the years ended December 31, 2011 and 2010 was $17.8 million and $19.3 million, respectively.

Mortgage-Backed Securities

Mortgage-backed securities include GSEs and U.S. Government agency pass-through certificates, which represent participating interests in pools of long-term first mortgage loans originated and serviced by third-party issuers of the securities, and real estate mortgage investment conduits (“REMICs”), which are securities derived by reallocating cash flows from mortgage pass-through securities or from pools of mortgage loans held by a trust. REMICs are a form of, and are often referred to as, collateralized mortgage obligations.

Mortgage-backed securities are classified as either held to maturity or available for sale. For the years ended December 31, 2011, 2010 and 2009, we did not maintain a trading portfolio. Mortgage-backed securities classified as held to maturity are stated at cost, adjusted for amortization of premiums and accretion of discounts. Amortization and accretion is reflected as an adjustment to interest income over the life of the security, adjusted for estimated prepayments, using the effective interest method. Hudson City has both the ability and the positive intent to hold these investment securities to maturity. Mortgage-backed securities available for sale are carried at fair value, with unrealized gains and losses, net of tax, reported as a component of other comprehensive income or loss, which is included in shareholders’ equity. Amortization and accretion of premiums and discounts are reflected as an adjustment to interest income over the life of the security, adjusted for estimated prepayments, using the effective interest method. Realized gains and losses are recognized when securities are sold using the specific identification method. The estimated fair value of substantially all of these securities is determined by the use of market prices obtained from independent third-party pricing services. We assess the reasonableness of the fair values obtained by reference to a second independent nationally recognized pricing service. We conduct a periodic review and evaluation of the securities portfolio to determine if a decline in the fair value of any security below its cost basis is other-than-temporary. Our evaluation of other-than-temporary impairment considers the duration and severity of the impairment, our intent to sell the security and whether it is more likely than not that we will be required to sell before full recovery of our investment or maturity. For mortgage-backed securities deemed to be other-than-temporarily impaired, the security is written down to a new cost basis with the estimated credit loss charged to income as a component of non-interest expense and the non-credit related impairment loss charged to other comprehensive income. See “Critical Accounting Policies – Securities Impairment”.

Investment Securities

Investment securities are classified as either held to maturity or available for sale. For the years ended December 31, 2011, 2010 and 2009, we did not maintain a trading portfolio. Investment securities classified as held to maturity are stated at cost, adjusted for amortization of premiums and accretion of discounts. Amortization and accretion is reflected as an adjustment to interest income over the life of the security using the effective interest method. Hudson City has both the ability and the positive intent to hold these investment securities to maturity. Securities available for sale are carried at fair value, with unrealized gains and losses, net of tax, reported as a component of accumulated other comprehensive income or loss, which is included in shareholders’ equity. Amortization and accretion of premiums and discounts are reflected as an adjustment to interest income over the life of the security using the effective interest method. Realized gains and losses are recognized when securities are sold or called using the specific identification method. The estimated fair value of substantially all of these securities is determined by the use of quoted market prices obtained from independent third-party pricing services. We assess the reasonableness of the fair values obtained by reference to a second independent nationally recognized pricing service. We conduct a periodic review and evaluation of the securities portfolio to determine if a decline in the fair value of any security below its cost basis is other-than-temporary. Our evaluation of other-than-temporary impairment considers the duration and severity of the impairment, our intent to sell the security and whether it is more likely than not that we will be required to sell before full recovery of our investment or maturity. For debt securities deemed to be other-than-temporarily impaired, the security is written down to a new cost basis with the estimated credit loss charged to income as a component of non-interest expense and the non-credit related impairment loss charged to other comprehensive income. For equity securities that are deemed to be other-than-temporarily impaired, the security is written down to a new cost basis and the resulting loss is charged to income as a component of non-interest expense. See “Critical Accounting Policies – Securities Impairment”.

Loans

Loans are stated at their principal amounts outstanding. Interest income on loans is accrued and credited to income as earned. Net loan origination fees and broker costs are deferred and amortized to interest income over the life of the loan using the effective interest method. Amortization and accretion of premiums and discounts is reflected as an adjustment to interest income over the life of the purchased loan using the effective interest method.

Existing customers in good credit standing were permitted to modify the terms of their mortgage loan, for a fee, to the terms of the currently offered fixed-rate product with a similar or reduced period to maturity than the current remaining period of their existing loan. The modified terms of these loans are at least as favorable to us as the terms of mortgage loans we offer to new customers. The fee assessed for modifying the mortgage loan is deferred and accreted over the life of the modified loan using the effective interest method. Such accretion is reflected as an adjustment to interest income. We have determined that the modification of the terms of the loan (i.e. the change in rate and period to maturity), represents a more than minor change to the loan. Accordingly, pre-modification deferred fees or costs associated with the mortgage loan are recognized in interest income at the time of the modification. Effective December 31, 2011, we discontinued this product offering.

A loan is considered delinquent when we have not received a payment within 30 days of its contractual due date. The accrual of income on loans that are not guaranteed by a U.S. Government agency is generally discontinued when interest or principal payments are 90 days in arrears or when the timely collection of such income is doubtful. Loans on which the accrual of income has been discontinued are designated as non-accrual loans and outstanding interest previously credited to income is reversed. Interest income on non-accrual loans and impaired loans is recognized in the period collected unless the ultimate collection of principal is considered doubtful. A non-accrual loan is returned to accrual status when factors indicating doubtful collection no longer exist.

We adopted Accounting Standards Update (“ASU”) No. 2011-02 on April 1, 2011 which provides additional guidance to creditors for evaluating whether a modification or restructuring of a receivable is a troubled debt restructuring. In evaluating whether a restructuring constitutes a troubled debt restructuring, a creditor must separately conclude that the restructuring constitutes a concession and the borrower is experiencing financial difficulties. As a result of our adoption of ASU No. 2011-02, in the second quarter of 2011 we determined that approximately $26.2 million of residential mortgage loans were troubled debt restructurings that were not previously considered as such.

Loans that were modified in a troubled debt restructuring primarily represent loans that have been in a deferred payment plan for an extended period of time, generally in excess of six months, loans that have had past due amounts capitalized as part of the loan balance, loans that have a confirmed Chapter 13 bankruptcy status and other repayment plans. These loans are individually evaluated for impairment to determine if the carrying value of the loan is in excess of the fair value of the collateral or the present value of the loan’s expected future cash flows.

Hudson City Savings defines the population of potential impaired loans to be all non-accrual construction, commercial real estate and multi-family loans as well as loans classified as troubled debt restructurings. Impaired loans are individually assessed to determine that the loan’s carrying value is not in excess of the fair value of the collateral or the present value of the loan’s expected future cash flows. Smaller balance homogeneous loans that are collectively evaluated for impairment, such as residential mortgage loans and consumer loans, are specifically excluded from the impaired loan analysis unless they have been modified as a troubled debt restructuring.

Allowance for Loan Losses

The allowance for loan losses has been determined in accordance with GAAP, under which we are required to maintain adequate allowances for loan losses. We are responsible for the timely and periodic determination of the amount of the allowance required. We believe that our ALL is adequate to cover specifically identifiable loan losses, as well as estimated losses inherent in our portfolio for which certain losses are probable but not specifically identifiable.

Our primary lending emphasis is the origination and purchase of one- to four-family first mortgage loans on residential properties and, to a lesser extent, second mortgage loans on one- to four-family residential properties resulting in a loan concentration in residential first mortgage loans at December 31, 2011. As a result of our lending practices, we also have a concentration of loans secured by real property located primarily in New Jersey, New York and Connecticut. At December 31, approximately 81.7% of our total loans are in the New York metropolitan area. Additionally, the states of Pennsylvania, Virginia, Illinois and Maryland, accounted for 4.7%, 2.6%, 2.3%, and 2.0%, respectively of total loans. The remaining 6.7% of the loan portfolio is secured by real estate primarily in the remainder of our lending markets which includes states as far south as South Carolina and as far east as the Mississippi River. Based on the composition of our loan portfolio, we believe the primary risks inherent in our portfolio are the continued weakened economic conditions due to the recent U.S. recession, continued high levels of unemployment, rising interest rates in the markets we lend and a continuing decline in real estate market values. Any one or a combination of these adverse trends may adversely affect our loan portfolio resulting in increased delinquencies, non-performing assets, charge-offs and future levels of loan loss provisions. We consider these trends in market conditions in determining the ALL.

Due to the nature of our loan portfolio, our evaluation of the adequacy of our ALL is performed primarily on a “pooled” basis. Each month we prepare an analysis which categorizes the entire loan portfolio by certain risk characteristics such as loan type (fixed-rate and adjustable-rate one- to four-family mortgages, home equity, multi-family, commercial, construction, etc.), loan source (originated or purchased) and payment status (i.e., current or number of days delinquent). Loans with known potential losses are categorized separately. We assign potential loss factors to the payment status categories on the basis of our assessment of the potential risk inherent in each loan type. These factors are periodically reviewed for appropriateness giving consideration to charge-off history, delinquency trends, portfolio growth and the status of the regional economy and housing market, in order to ascertain that the loss factors cover probable and estimable losses inherent in the portfolio. Based on our recent loss experience on non-performing loans, we updated certain loss factors used in our quantitative analysis of the ALL for one- to four- family first mortgage loans during 2011. This update in our loss factors did not have a material effect on the ultimate level of our ALL or on our provision for loan losses. We use this analysis, as a tool, together with principal balances and delinquency reports, to evaluate the adequacy of the ALL. Other key factors we consider in this process are current real estate market conditions in geographic areas where our loans are located, changes in the trend of non-performing loans, the results of our foreclosed property transactions, the current state of the local and national economy, changes in interest rates and loan portfolio growth. Any one or a combination of these adverse trends may adversely affect our loan portfolio resulting in increased delinquencies, loan losses and higher future levels of provisions.

We maintain the ALL through provisions for loan losses that we charge to income. We charge losses on loans against the ALL when we believe the collection of loan principal is unlikely. This is generally by the time a loan is 180 days delinquent and an updated appraisal reflects a shortfall in the collateral value as compared to the outstanding principal balance of a mortgage loan. We establish the provision for loan losses after considering the results of our review as described above. We apply this process and methodology in a consistent manner and we reassess and modify the estimation methods and assumptions used in response to changing conditions. Such changes, if any, are approved by our Asset Quality Committee (the “AQC”) each quarter.

Federal Home Loan Bank of New York Stock

As a member of the Federal Home Loan Bank of New York (the “FHLB”), we are required to acquire and hold shares of FHLB Class B stock. Our holding requirement varies based on our activities, primarily our outstanding borrowings, with the FHLB. Our investment in FHLB stock is carried at cost. We conduct a periodic review and evaluation of our FHLB stock to determine if any impairment exists.

Notes to Consolidated Financial Statements

Foreclosed Real Estate

Foreclosed real estate is property acquired through foreclosure or deed in lieu of foreclosure. Write-downs to fair value (net of estimated cost to sell) at the time of acquisition are charged to the ALL. After acquisition, foreclosed properties are held for sale and carried at the lower of fair value less estimated selling costs. Fair value is estimated through current appraisals, where practical, or an inspection and a comparison of the property securing the loan with similar properties in the area by either a licensed appraiser or real estate broker. Subsequent provisions for losses, which may result from the ongoing periodic valuations of these properties, are charged to income in the period in which they are identified. Carrying costs, such as maintenance and taxes, are charged to operating expenses as incurred.

Banking Premises and Equipment

Land is carried at cost. Buildings, leasehold improvements and furniture, fixtures and equipment are carried at cost, less accumulated depreciation and leasehold amortization. Buildings are depreciated over their estimated useful lives using the straight-line method. Furniture, fixtures and equipment are depreciated over their estimated useful lives using the double-declining balance method. Leasehold improvements are amortized over the shorter of their estimated useful lives or the term of the respective leases. The costs for major improvements and renovations are capitalized, while maintenance, repairs and minor improvements are charged to operating expenses as incurred. Gains and losses on dispositions are reflected currently as other non-interest income or expense.

Goodwill and Other Intangible Assets

Goodwill and intangible assets with indefinite useful lives are tested for impairment at least annually using a fair-value based two-step approach.

The first step (“Step 1”) used to identify potential impairment involves comparing each reporting unit’s estimated fair value to its carrying amount, including goodwill. As a community-oriented bank, substantially all of the Company’s operations involve the delivery of loan and deposit products to customers and these operations constitute the Company’s only segment for financial reporting purposes. If the estimated fair value of a reporting unit exceeds its carrying amount, goodwill is not considered to be impaired. If the carrying amount exceeds the estimated fair value, there is an indication of potential impairment and the second step (“Step 2”) is performed to measure the amount. Step 2 involves calculating an implied fair value of goodwill for each reporting unit for which impairment was indicated in Step 1. The implied fair value of goodwill is determined in a manner similar to the amount of goodwill calculated in a business combination by measuring the excess of the estimated fair value of the reporting unit, as determined in Step 1, over the aggregate estimated fair values of the individual assets, liabilities, and identifiable intangibles, as if the reporting unit was being acquired at the impairment test date. Subsequent reversal of goodwill impairment losses is not permitted.

Income Taxes

We utilize the asset and liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases.

Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Certain tax benefits attributable to stock options and restricted stock are credited to additional paid-in capital. A valuation allowance is established when management is unable to conclude that it is more likely than not that it will realize deferred tax assets based on the nature and timing of these items. Tax positions taken, or expected to be taken, in a tax return and which meet recognition thresholds, are recognized in our financial statements based on measurement attributes prescribed in accounting guidance. Accruals of interest and penalties related to unrecognized tax benefits are recognized in income tax expense.

Employee Benefit Plans

Hudson City maintains certain noncontributory retirement and postretirement benefit plans, which cover employees hired prior to August 1, 2005 who have met the eligibility requirements of the plans. Certain health care and life insurance benefits are provided for retired employees. The expected cost of benefits provided for retired employees is actuarially determined and accrued ratably from the date of hire to the date the employee is fully eligible to receive the benefits.

The accounting guidance related to retirement benefits requires an employer to: (a) recognize in its statement of financial position an asset for a plan’s overfunded status or a liability for a plan’s underfunded status; (b) measure a plan’s assets and its obligations that determine its funded status as of the end of the employer’s fiscal year; and (c) recognize, in comprehensive income, changes in the funded status of a defined benefit postretirement plan in the year in which the changes occur.

The Employee Stock Ownership Plan (the “ESOP”) is accounted for in accordance with FASB guidance related to employee stock ownership plans. The funds borrowed by the ESOP from Hudson City Bancorp to purchase Hudson City Bancorp common stock are being repaid from Hudson City Savings’ contributions and dividends paid on unallocated ESOP shares over a period of up to 40 years. Hudson City common stock not allocated to participants is recorded as a reduction of stockholders’ equity at cost. Compensation expense for the ESOP is based on the average market price of our stock during each quarter.

Stock-Based Compensation

Stock-based compensation expense is recognized over the period of requisite service based upon the grant-date fair value of those awards.

Bank-Owned Life Insurance

Bank-owned life insurance (“BOLI”) is accounted for in accordance with FASB guidance related to Split-Dollar Life Insurance Agreements. The cash surrender value of BOLI is recorded on our consolidated statement of financial condition as an asset and the change in the cash surrender value is recorded as non-interest income. The amount by which any death benefits received exceeds a policy’s cash surrender value is recorded in non-interest income at the time of receipt. A liability is also recorded on our consolidated statement of financial condition for postretirement death benefits provided by the split-dollar endorsement policy. A corresponding expense is recorded in non-interest expense for the accrual of benefits over the period during which employees provide services to earn the benefits.

Borrowed Funds

Hudson City enters into sales of securities under agreements to repurchase with selected brokers and the FHLB. These agreements are recorded as financing transactions as Hudson City maintains effective control over the transferred securities. The dollar amount of the securities underlying the agreements continues to be carried in Hudson City’s securities portfolio. The obligations to repurchase the securities are reported as a liability in the consolidated statements of financial condition. The securities underlying the agreements are delivered to the party with whom each transaction is executed. They agree to resell to Hudson City the same securities at the maturity or call of the agreement. Hudson City retains the right of substitution of the underlying securities throughout the terms of the agreements.

Notes to Consolidated Financial Statements

Hudson City has also obtained advances from the FHLB, which are generally secured by a blanket lien against our mortgage portfolio. Total borrowings with the FHLB are generally limited by a multiple of the amount of FHLB stock owned or a percentage of the fair value of our mortgage portfolio, whichever is greater.

The loss on the early extinguishment of debt is based on the fair value of the borrowing and is included in non-interest expense.

The Bank has modified certain structured borrowings to eliminate or reduce the put option held by the lender. Management evaluates each modification to determine if the modification results in a substantially different borrowing and therefore should be recognized as an extinguishment. The evaluation of the modifications includes a comparison of the borrowing’s cash flows before and after the modification, the terms of any collateral agreements and option agreements, and the amount of any fees exchanged. None of the debt modifications entered into during 2011, 2010 and 2009 resulted in a debt extinguishment.

Comprehensive Income

Comprehensive income is comprised of net income and other comprehensive income. Other comprehensive income includes items such as changes in unrealized gains and losses on securities available for sale, net of tax and changes in the unrecognized prior service costs or credits of defined benefit pension and other postretirement plans, net of tax. Comprehensive income is presented in the consolidated statements of changes in shareholders’ equity.

Segment Information

FASB guidance requires public companies to report certain financial information about significant revenue-producing segments of the business for which such information is available and utilized by the chief operating decision maker. As a community-oriented financial institution, substantially all of our operations involve the delivery of loan and deposit products to customers. Management makes operating decisions and assesses performance based on an ongoing review of these community banking operations, which constitute our only operating segment for financial reporting purposes.

Earnings per Share

Basic earnings per share is computed by dividing income available to common stockholders by the weighted average number of shares outstanding for the period. Diluted earnings per share reflects the potential dilution that could occur if securities or other contracts to issue common stock (such as stock options) were exercised or resulted in the issuance of common stock. These potentially dilutive shares would then be included in the weighted average number of shares outstanding for the period using the treasury stock method. The Company reported a net loss for 2011 and therefore potentially dilutive shares are not included in the weighted average number of shares outstanding for 2011. Shares issued and shares reacquired during any period are weighted for the portion of the period that they were outstanding.

In computing both basic and diluted earnings per share, the weighted average number of common shares outstanding includes the ESOP shares previously allocated to participants and shares committed to be released for allocation to participants and the recognition and retention plans (“RRP”) shares which have vested or have been allocated to participants. ESOP and RRP shares that have been purchased but have not been committed to be released or have not vested are excluded from the computation of basic and diluted earnings per share.

Notes to Consolidated Financial Statements